SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
SCHEDULE III - Supplementary Insurance Information
FIDELIS INSURANCE HOLDINGS LIMITED AND SUBSIDIARIES
SCHEDULE III - Supplementary Insurance Information
For the years ended December 31, 2025, 2024 and 2023
(Expressed in millions of U.S. dollars)

	2025
	Deferred policy acquisition costs	Reserves for losses and loss adjustment expenses	Unearned premiums	Net premiums earned	Net investment income(1)	Losses and loss adjustment expenses	Policy acquisition expenses	Other operating expenses(1)	Net premiums written
Insurance	$1,040.5	$2,107.2	$4,153.6	$1,899.4	$—	$996.5	$557.6	$—	$2,531.9
Reinsurance	44.5	499.9	231.2	394.3	—	93.3	103.7	—	476.7
Other	—	—	—	—	184.0	—	328.8	96.6	—
	$1,085.0	$2,607.1	$4,384.8	$2,293.7	$184.0	$1,089.8	$990.1	$96.6	$3,008.6

	2024
	Deferred policy acquisition costs	Reserves for losses and loss adjustment expenses	Unearned premiums	Net premiums earned	Net investment income(1)	Losses and loss adjustment expenses	Policy acquisition expenses	Other operating expenses(1)	Net premiums written
Insurance	$852.9	$2,514.4	$3,484.3	$1,902.4	$—	$1,101.5	$604.6	$—	$2,050.4
Reinsurance	25.0	619.9	167.2	355.7	—	54.3	84.0	—	344.2
Other	—	—	—	—	190.5	—	311.1	94.3	—
	$877.9	$3,134.3	$3,651.5	$2,258.1	$190.5	$1,155.8	$999.7	$94.3	$2,394.6

	2023
	Deferred policy acquisition costs	Reserves for losses and loss adjustment expenses	Unearned premiums	Net premiums earned	Net investment income(1)	Losses and loss adjustment expenses	Policy acquisition expenses	Other operating expenses(1)	Net premiums written
Insurance	$764.3	$1,663.2	$3,024.9	$1,577.0	$—	$675.1	$429.1	$—	$1,880.5
Reinsurance	22.3	785.7	124.6	255.6	—	23.7	69.4	—	256.1
Other	—	—	—	—	119.5	—	225.3	82.7	—
	$786.6	$2,448.9	$3,149.5	$1,832.6	$119.5	$698.8	$723.8	$82.7	$2,136.6

(1)    The Company does not manage its assets by segment and accordingly net investment income is not allocated to each underwriting segment. In addition, operating expenses are not allocated to segment as employees work across segments.

See the Report of Independent Registered Public Accounting Firm